SCHEDULE OF LONG TERM LOANS (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)
IfrsStatementLineItems [Line Items]
Long term loans	$ 38	₪ 38		₪ 219
Less- current portion	(9)		$ (111)	₪ (715)
Non current long term loans	$ 29		$ 108
Long-term borrowings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	1.80%	1.80%
Long-term borrowings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	6.10%	6.10%